FAIR VALUE MEASUREMENTS - Schedule of Significant Inputs to Calculation of Fair Value SEPA Liability (Details) - SEPA Liability [Member] - Level 3 [Member]	6 Months Ended
Jun. 30, 2025 $ / shares
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Expected volatility	205.00%
Expected dividend yield	0.00%
Minimum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Share price	$ 0.35
Expected term (in years)	2 years 10 months 24 days
Risk-free interest rate	3.70%
Maximum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Share price	$ 0.37
Expected term (in years)	3 years
Risk-free interest rate	3.90%